Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	74-2148293
Plan number	001
Notes Receivable from Participants	$ 2,796,211
Contributions receivable	308,095
Cash and cash equivalents	107
Net assets available for benefits	$ 113,607,969
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate on Notes Receivable form Participants	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate on Notes Receivable form Participants	9.50%
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 102,753,766
Investment, Identifier [Axis]: American Funds | EuroPacific Growth R5
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,055,936
Investment, Identifier [Axis]: American Funds | Washington Mutual Investors Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,100,183
Investment, Identifier [Axis]: American | New World R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	398,752
Investment, Identifier [Axis]: Carillon | Eagle Mid Cap Growth
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,477,617
Investment, Identifier [Axis]: Columbia | Overseas Value Instl
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	635,257
Investment, Identifier [Axis]: JP Morgan | Large Cap Growth R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,130,019
Investment, Identifier [Axis]: MFS | Aggressive Growth Alloc R4
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	150,254
Investment, Identifier [Axis]: MFS | Growth Allocation R4
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	88,770
Investment, Identifier [Axis]: MFS | International Intrinsic Value R4
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	432,980
Investment, Identifier [Axis]: MFS | Moderate Allocation R4
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	20,793
Investment, Identifier [Axis]: PIMCO | Income Inst
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	526,607
Investment, Identifier [Axis]: PIMCO | Short-Term Inst
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	68,902
Investment, Identifier [Axis]: T. Rowe Price | Integrated U.S. Small-Cap Growth Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	528,703
Investment, Identifier [Axis]: T. Rowe Price | Retirement 2005 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,102
Investment, Identifier [Axis]: T. Rowe Price | Retirement 2010 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,219,770
Investment, Identifier [Axis]: T. Rowe Price | Retirement 2015 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	682,428
Investment, Identifier [Axis]: T. Rowe Price | Retirement 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Notes Receivable from Participants	2,667,947
Investment, Identifier [Axis]: T. Rowe Price | Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,578,674
Investment, Identifier [Axis]: T. Rowe Price | Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,186,097
Investment, Identifier [Axis]: T. Rowe Price | Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,226,621
Investment, Identifier [Axis]: T. Rowe Price | Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,182,819
Investment, Identifier [Axis]: T. Rowe Price | Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,378,475
Investment, Identifier [Axis]: T. Rowe Price | Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,923,730
Investment, Identifier [Axis]: T. Rowe Price | Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,878,356
Investment, Identifier [Axis]: T. Rowe Price | Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,486,870
Investment, Identifier [Axis]: T. Rowe Price | Retirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,665,532
Investment, Identifier [Axis]: T. Rowe Price | Retirement Balanced Inv
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	16,548
Investment, Identifier [Axis]: T. Rowe Price | Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,383,093
Investment, Identifier [Axis]: TETRA Technologies, Inc. | Company Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,366,697
Investment, Identifier [Axis]: UBVLX | Undiscovered Managers Behavioral Value L
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	556,576
Investment, Identifier [Axis]: Vanguard | Developed Markets Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	378,509
Investment, Identifier [Axis]: Vanguard | Growth Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,486,348
Investment, Identifier [Axis]: Vanguard | Interm Term Bond Ind
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,343,004
Investment, Identifier [Axis]: Vanguard | Long-Term Inv Growth Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	12,341
Investment, Identifier [Axis]: Vanguard | Mid-Cap Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,661,417
Investment, Identifier [Axis]: Vanguard | Short Term Inv Gr
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	113,624
Investment, Identifier [Axis]: Vanguard | Small Cap Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	474,816
Investment, Identifier [Axis]: Vanguard | Treasury Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	476,104
Investment, Identifier [Axis]: Vanguard | Value Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,254,035
Investment, Identifier [Axis]: Victory Sycamore | Established Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,278,250